Schedule of liabilities under post-employment benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Post-employment benefits	R$ 1,295,174	R$ 1,493,614	R$ 1,194,936
Post-employment benefits	1,295,174	1,493,614
Post-employment benefits, current	68,836	69,231
Post-employment benefits, noncurrent	1,226,338	1,424,383
Defined benefit plans other than multi-employer plans, state plans and plans that share risks between entities under common control [member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	965	1,124
Healthcare Plans [Member]
IfrsStatementLineItems [Line Items]
Post-employment benefits	R$ 1,294,209	R$ 1,492,490